CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 51,790	$ 46,527	$ 46,695
Cost of revenues	(43,806)	(36,188)	(33,593)
Gross profit	7,984	10,339	13,102
Operating expenses:
Research and development, net	(50)	(187)	(85)
Selling, general and administrative	(5,587)	(5,760)	(5,722)
Operating income	2,347	4,392	7,295
Financial (expense) income	(1,274)	705	422
Income before income taxes	1,073	5,097	7,717
Income tax benefit (expenses), net	(247)	(873)	(1,364)
Net income	826	4,224	6,353
Other comprehensive income, net:
Foreign currency translation adjustments	5,447	(119)	(406)
Total comprehensive income	$ 6,273	$ 4,105	$ 5,947
Basic income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.12	$ 0.64	$ 1.08
Diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.12	$ 0.63	$ 1.07